Himax Technologies, Inc. (the Parent Company only) (Tables) - Equity attributable to owners of parent [member]	12 Months Ended
Dec. 31, 2020
IFRS Statement [Line Items]
Schedule of condensed statements of financial position

Condensed Statements of Financial Position

	December 31,	December 31,
	2019	2020
	(in thousands)

Cash	$1,002	1,980
Financial asset at amortized cost	4,920	5,405
Other current assets	169	434
Financial asset at fair value through profit or loss	11,985	12,412
Investments in subsidiaries and affiliates	743,331	791,056
Total assets	$761,407	811,287

Current liabilities	$169	195
Current portion of long-term unsecured borrowings	-	6,000
Short-term secured borrowings	164,000	104,000
Debt borrowing from a subsidiary	164,251	168,416
Long-term unsecured borrowings	-	52,500
Total equity	432,987	480,176
Total liabilities and equity	$761,407	811,287

Schedule of condensed statement of profit or loss

Condensed Statements of Profit or Loss

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Revenues	$-	-	-
Costs and expenses	273	1,206	704
Operating loss	(273)	(1,206)	(704)
Interest income	200	162	126
Changes in fair value of financial assets at fair value through profit or loss	2,094	3,755	427
Foreign currency exchange gains (losses), net	(257)	(69)	356
Finance costs	(3,491)	(4,165)	(3,629)
Share of profits (loss) of subsidiaries and affiliates	10,296	(12,091)	50,558
Profit (loss) before income taxes	8,569	(13,614)	47,134
Income tax expense	-	-	-
Profit (loss) for the year	$8,569	(13,614)	47,134

Schedule of condensed statements of other comprehensive income

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2018	2019	2020
	(in thousands)

Profit (loss) for the year	$8,569	(13,614)	47,134
Other comprehensive income:
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	1,269	197	(213)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	(676)	(30)	67
Income tax related to items that will not be reclassified subsequently	(169)	(25)	38
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	(334)	(545)	512
Other comprehensive income for the year, net of tax	90	(403)	404
Total comprehensive income for the year	$8,659	(14,017)	47,538

Schedule of condensed statements of cash flows

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Cash flows from operating activities:
Profit (loss) for the year	$8,569	(13,614)	47,134
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(2,094)	(3,755)	(427)
Interest income	(200)	(162)	(126)
Finance costs	3,491	4,165	3,629
Share of (profits) loss of subsidiaries and affiliates	(10,296)	12,091	(50,558)
Unrealized foreign currency exchange losses (gains)	257	69	(356)
	(273)	(1,206)	(704)
Changes in:
Other current assets	(2)	320	(267)
Other current liabilities	(2,734)	(58)	(71)
Cash generated from operating activities	(3,009)	(944)	(1,042)
Interest received	199	174	130
Interest paid	(766)	(844)	(730)
Net cash used in operating activities	(3,576)	(1,614)	(1,642)

Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(195)	(170)	(129)
Acquisitions of equity method investment	-	-	(758)
Cash received from (paid for) loan made to related party	(29)	2,780	-
Net cash provided by (used in) investing activities	(224)	2,610	(887)
Cash flows from financing activities:
Payments of cash dividends	(17,210)	-	-
Proceeds from long-term unsecured borrowings	-	-	60,000
Repayments of long-term unsecured borrowings	-	-	(1,500)
Proceeds from short-term secured borrowings	91,000	158,000	278,000
Repayments of short-term secured borrowings	(74,000)	(158,000)	(338,000)
Proceeds from issue of RSUs from a subsidiary	336	311	-
Proceeds from exercise of employee stock options	-	-	3,707
Proceeds from debt from a subsidiary	154,281	150,430	151,730
Repayments of debt from a subsidiary	(151,156)	(151,548)	(150,430)
Net cash provided by (used in) financing activities	3,251	(807)	3,507
Net increase (decrease) in cash	(549)	189	978
Cash at beginning of year	1,362	813	1,002
Cash at end of year	$813	1,002	1,980